Annual Operating Expenses {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2015 Fund - Class K6	Jul. 15, 2022
Operating Expenses:
Management fee	0.40%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.40%	[1]

[1]	(a)Adjusted to reflect current fees.